Loans and Other Borrowings - Summary of Components of Capital (Parenthetical) (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Detailed Information About Borrowings [Abstract]
Non-controlling interests	£ 34	£ 30	£ 22